Securities Sold Under Agreements To Repurchase - Summary of Securities Pledged as Collateral Under Repurchase Agreements (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Offsetting Liabilities [Line Items]
Total securities pledged	$ 22,199	$ 21,755	$ 28,925
Gross amount of recognized liabilities for repurchase agreements	22,199	21,755
Amounts related to agreements not included in offsetting disclosures above	0	0
U.S.Treasury Securities [Member]
Offsetting Liabilities [Line Items]
Total securities pledged	861	874
Obligations of U.S. Government Agencies [Member]
Offsetting Liabilities [Line Items]
Total securities pledged	$ 21,338	$ 20,881